Selected Financial Statement Information - Future Estimated Amortization Expense (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Future estimated amortization expense
2018	$ 7,594
2019	5,005
2020	2,765
2021	2,106
2022	$ 1,376